Business transactions	12 Months Ended
Dec. 31, 2024
Business transactions
Business transactions

Note 35     Business transactions

35.1 Acquisition in Argentina (“Vaca Muerta”)

On May 13, 2024, GeoPark announced that it signed a farm-out agreement with Phoenix Global Resources (“PGR”), a subsidiary of Mercuria Energy Trading (“Mercuria”), for the acquisition of non-operated working interest (“WI”) in four adjacent unconventional blocks in the Neuquén Basin in Argentina as follows: a 45% working interest in each of the Mata Mora Norte producing block and Mata Mora Sur exploration block, located in Neuquén Province, and a 50% working interest in each of the Confluencia Norte and Confluencia Sur exploration blocks, located in Río Negro Province. The effective date for the acquisition was July 1, 2024.

The agreement includes an upfront consideration of US$ 190,000,000, funding 100% of exploratory commitments up to US$ 113,000,000 gross (US$ 56,500,000 net) over the first two years, an acquisition of midstream capacity according to the working interest for an initial amount of US$ 11,096,000 (at the date of the agreement), and a US$ 10,000,000 bonus which is contingent on the results of the Confluencia exploration campaign.

In May 2024, GeoPark made an advance payment of US$ 49,096,000 (of which US$ 38,000,000 corresponded to the upfront consideration and US$ 11,096,000 to the acquisition of midstream capacity) and, in December 2024, GeoPark made an additional advance payment of US$ 4,988,000 for the acquisition of midstream capacity. These advance payments are recognized in the “Prepayments and other receivables” line item within “Current assets” in the Consolidated Statement of Financial Position as of December 31, 2024.

Closing of the transaction is pending customary regulatory approvals from the respective provincial governments. Upon closing, GeoPark will pay the remaining US$ 152,000,000 of the upfront consideration, plus an interim period adjustment related to reimbursement of capital expenditures (including a portion of exploratory commitments), net of results from operations attributable to the acquired working interest since July 1, 2024 (the effective date of the acquisition). In the event that the transaction is not consummated, GeoPark will not be required to make any of the outstanding payments due at closing, and all advance payments made to date will be reimbursed to GeoPark.

GeoPark is currently in the process of obtaining customary regulatory approvals, a standard procedure for transactions within the sector, with timelines that are guided more by administrative deadlines than concerns regarding the viability of the transaction. Although the agreement stipulates a one-year period from the acceptance of the offer to complete the approval process, GeoPark and its partner have the option to extend the contractually agreed deadline for the closing of the transaction in the event of such a delay.

In accordance with the acquisition method of accounting, the acquisition cost will be allocated to the underlying assets acquired and liabilities assumed based primarily upon their estimated fair values at the date of acquisition. An income approach (being the net present value of expected future cash flows) will be adopted to determine the fair values of the mineral interest. Estimates of expected future cash flows reflect estimates of projected future revenues, production costs and capital expenditures based on our business model. The excess of acquisition cost, if any, over the net identifiable assets acquired represents goodwill.

35.2 Proposed Acquisition of Certain Repsol Exploration and Production Assets in Colombia

On November 29, 2024, GeoPark announced that it had signed Sale and Purchase Agreements with Repsol Exploración S.A. and Repsol E&P S.A.R.L (collectively, “Repsol”) to acquire certain Repsol upstream oil and gas assets in Colombia, which included (i) 100% of Repsol Colombia O&G Limited, which owns a 45% non-operated working interest in the CPO-9 Block in Meta Department (operated by Ecopetrol with a 55% WI), and (ii) Repsol’s 25% interest in SierraCol Energy Arauca LLC in Arauca Department, Colombia.

On December 30, 2024, GeoPark announced that Ecopetrol, the operator of the CPO-9 block, had exercised its preemptive rights under the terms of the Joint Operating Agreement to acquire 100% of Repsol Colombia O&G Limited, which owns a 45% non-operated working interest in the CPO-9 Block. In addition, on January 14, 2025, GeoPark announced that Repsol’s partner in SierraCol Energy Arauca LLC had exercised its preemptive rights under the terms of the LLC Agreement to acquire Repsol’s 25% interest in SierraCol Energy Arauca LLC in Arauca Department, Colombia. As a result of the exercise of these preemptive rights, GeoPark and Repsol mutually agreed not to proceed with the transaction.

As of December 31, 2024, GeoPark recorded a security deposit of US$ 20,000,000 granted to the seller within “Other financial assets” in the Consolidated Statement of Financial Position. In January 2025, Repsol returned that security deposit to GeoPark, together with the carried interest of US$ 89,175.

35.3 Divestment of Business in Chile

On December 20, 2023, GeoPark signed a Stock Purchase Agreement to sell its wholly owned subsidiary GeoPark Chile S.p.A. and its subsidiaries, GeoPark Fell S.p.A., GeoPark TdF S.p.A. and GeoPark Magallanes Limitada, which comprise the entire business of GeoPark in Chile, for a total consideration of US$ 4,000,000, subject to working capital adjustments. At that date, GeoPark collected an advanced payment of US$ 450,000.

As part of the agreement, GeoPark remains responsible for the outstanding investment commitments in the Campanario and Isla Norte Blocks. Consequently, as of December 31, 2023, GeoPark recognized a liability for the full amount of those commitments. In November 2024, GeoPark signed an agreement with the new owner of the blocks to fulfil those committed activities. As of December 31, 2024, the outstanding amount to be incurred was US$ 3,320,000.

Additionally, GeoPark keeps the private right over unconventional activities that would be carried out in the Fell Block and 95% of the revenue derived from such activities over the current operating contract.

The divestment transaction closed on January 18, 2024, and consequently GeoPark received an additional payment of US$ 2,792,000, plus a preliminary working capital adjustment of US$ 486,000. The remaining outstanding amount of US$ 758,000 was agreed to be received in 23 monthly equal installments.

As of December 31, 2023, the amount of Property, plant and equipment and Right-of-use assets corresponding to the abovementioned subsidiaries and the liabilities associated with them have been classified as held for sale for US$ 28,419,000 and US$ 26,948,000, respectively. Immediately before the classification as held for sale, the recoverable amount of the net assets was estimated and an impairment loss of US$ 13,332,000 was recognized in the Consolidated Statement of Income. In addition, the deferred income tax asset was written down for US$ 2,533,000 as it was assessed as non-recoverable due to the transaction. The restructuring and other costs incurred because of the divestment process for US$ 3,873,000 were recognized within the ‘Other (expenses) income’ line item in the Consolidated Statement of Income.

35.4 Transfer of Working Interest in the Los Parlamentos Block in Argentina

On October 27, 2023, GeoPark agreed to transfer its 50% working interest in the Los Parlamentos Block in Argentina to its joint operation partner and thus, once formally approved by local authorities, GeoPark will no longer be liable to remaining capital commitments or other legal obligations resulting from its participation in the block. As a result of this transaction, GeoPark incurred in a net loss of US$ 2,939,000 in the Consolidated Statement of Income, which is composed by a loss of US$ 7,023,000 within the ‘Other (expenses) income’ line item due to the payment to the joint operation partner, net of a gain of US$ 4,084,000 within the ‘Foreign exchange (loss) gain’ line item due to transactions with U.S. Dollar-denominated Argentine securities contributed to the local subsidiary when transferred and disposed in Argentina.

35.5 Divestment of the Aguada Baguales, El Porvenir and Puesto Touquet Blocks in Argentina

In August 2021, the Company’s Board of Directors approved the decision to evaluate farm-out or divestment opportunities to sell its 100% working interest and operatorship in the Aguada Baguales, El Porvenir and Puesto Touquet Blocks in Argentina, including the associated gas transportation license through the Puesto Touquet pipeline.

On November 3, 2021, GeoPark signed a sale and purchase and assignment agreement for a total consideration of US$ 16,000,000, subject to working capital adjustment. At that moment, GeoPark collected an advance payment of US$ 1,600,000.

The divestment transaction closed on January 31, 2022, after the corresponding regulatory approvals were granted and GeoPark received the remaining outstanding payment from the purchaser. In April 2022, GeoPark paid a working capital adjustment amounting to US$ 370,000. As a consequence of this transaction, GeoPark recognized a gain of US$ 3,983,000 within the ‘Other (expenses) income’ line item.

As of December 31, 2021, the amount of Property, plant and equipment related to the blocks and the liabilities associated with them had been classified as held for sale. Immediately before the classification as held for sale, the recoverable amount of the blocks was estimated and an impairment reversal of US$ 13,307,000 was recognized in the Consolidated Statement of Income. The reversal was limited so that the carrying amount of the blocks does not exceed the lower of its recoverable amount, or the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the blocks in prior years.

35.6 Farm-out of the REC-T-128 Block in Brazil

In 2021, GeoPark performed a farm-out transaction to sell its 70% interest in the REC-T-128 Block in Brazil. The total consideration was US$ 1,100,000, which was collected at closing in 2021, plus a contingent payment of up to US$ 710,000, subject to international oil price and field production performance. On August 1, 2022, GeoPark collected the contingent payment of US$ 710,000.